                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended October 31, 2003

Total Return for the 12 months ended October 31, 2003

Class A	Class B	Class C	Class D	Lehman Intermediate Government/ Credit Index[1]	Lipper Multisector Income Funds Average[2]
13.65%	12.89%	12.92%	13.82%	5.43%	17.67%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Early in the fiscal year ended October 31, 2003, global interest rates traded in relatively narrow ranges as global economies remained soft and the U.S. buildup in Iraq undermined investor confidence. Credit spreads remained wide following a spate of revelations concerning accounting improprieties by high-profile corporations in the U.S. and other countries. Just prior to the start of the period, in October 2002, high-yield spreads relative to U.S. Treasury securities had reached some of the widest levels on record.

This scenario fostered expectations of considerable tightening in high-yield spreads, which ensued during the review period. High-yield securities consequently enjoyed a remarkable rally, outperforming other fixed-income sectors by a significant margin. Following the lead of the high yield sector, emerging-market securities also saw spreads tighten relative to Treasuries as the period progressed. As a result of recent changes to the Fund's investment policies, the Fund may now invest up to 15% of its assets in emerging market debt securities.

Within the global portion of the Fund, corporate bonds performed well relative to U.S. Treasury and other government benchmark securities. Sensing that the corporate sector had weathered the worst of its financial credibility troubles, and anticipating that an improving economy would benefit balance sheets and credit ratings, investors returned to corporates. Positive economic data toward the end of the period added to the constructive environment for corporate securities.

Throughout the first half of the period, mortgage-backed securities performed relatively well as stable interest rates appeared to decrease the risk of sudden changes in mortgage prepayment patterns. As a result of this perception, option-adjusted spreads — the difference between yields offered by mortgage-backed securities and Treasury securities, adjusted for prepayment risk — tended to narrow. As interest rates subsequently plunged, fear of a sharp rise in prepayments led mortgage spreads to widen considerably relative to Treasuries, especially for higher-coupon mortgage securities. By the end of the period, spreads had narrowed considerably for lower coupon mortgage securities, but remained wide for higher-coupon mortgages due to the heightened level of interest-rate volatility.

Performance Analysis

The Fund posted strong results relative to the Lehman Intermediate Government/Credit Index due to the solid performances of the high yield and emerging market portions of the portfolio as well as its allocation to corporates. The Fund also derived some benefit from its modest exposure to non-dollar currencies as the U.S. dollar weakened. Because we allocated approximately one third of the Fund's investments to the high yield sector, the rally among those securities helped the Fund's performance greatly.

The remaining portion of the portfolio was allocated to mortgage-backed and other investment-grade global securities, which include U.S.-issued securities. The Fund maintained a strong emphasis on U.S. and non-U.S. corporate bonds, which provided relatively attractive yields for our shareholders.

Relative to its Lipper peer group, the Fund's performance suffered because of its allocation to the mortgage sector and its focus on higher-coupon mortgage investments in particular. The Fund maintains a requirement of investing a minimum of 25 percent of assets in mortgage-backed securities. Given our expectation that the economy was poised for recovery, we thought it prudent to shift the Fund's holdings in the mortgage sector into securities with higher coupons that are priced for faster prepayment speeds than our models suggest are likely to occur. This strategy negatively affected the Fund's relative returns during the period as market participants' expectations for even faster prepayments caused the prices of these securities to decline.

PORTFOLIO COMPOSITION
U.S. Government Agencies & Obligations	43.1%
Corp. Debt – Non-convertibles	27.2%
Foreign Government Bonds	20.6%
Short-Term	7.7%
Other Securities	1.4%

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund will actively allocate investments among global securities; mortgage-backed securities and U.S. government securities; high-yield securities and emerging markets securities. The amount of the Fund's assets committed to any one asset class or group will fluctuate depending on market conditions and the current economic environment.

2.	Investments within each portion are based on forward-looking relative value analyses. Interest rate sensitivity may be increased relative to benchmarks when rates are high relative to long-term economic expectations. Sector allocations, including industry allocations, are driven by top-down relative value analyses.

3.	Individual security selections are based on bottom-up analysis, including prepayment risk analysis for mortgage-backed securities and credit and security analysis of non-government securities.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment — Class B

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended October 31, 2003

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	13.65%	[3]	12.89%	[3]	12.92%	[3]	13.82% [3]
	8.824	[4]	7.894	[4]	11.924	[4]	—
5 Years	0.753	[3]	0.123	[3]	0.133	[3]	1.003 [3]
	(0.12	) (	(0.17	) (	0.134	[4]	—
10 Years	—		2.803	[3]	—		—
	—		2.804	[4]	—		—
Since Inception	1.493	[3]	3.603	[3]	0.863	[3]	1.743 [3]
	0.794	[4]	3.604	[4]	0.864	[4]	—

Notes on Performance

(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Average tracks the performance of all funds in the Lipper Multi-Sector Income Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on October 31, 2003.

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government & Corporate Bonds (111.6%)
	Foreign (25.3%)
	Argentina (0.2%)
	Government Obligations
$500	Republic of Argentina (c)	3.53%	04/10/05	$155,000
994	Republic of Argentina (c)	6.00	03/31/23	478,611
	Total Argentina			633,611
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Murrin Holdings Property Ltd. (c)	9.375	08/31/07	50
	Property/Casualty Insurance (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692	11/14/08	428,854
	Total Australia			428,904
	Austria (2.0%)
	Government Obligation
EUR 7,000	Austrian Government Bond	3.40	10/20/04	8,181,369
	Bermuda (0.0%)
	Personnel Services
100	Adecco Financial Services	6.00	03/15/06	121,566
	Brazil (3.0%)
	Government Obligations
$1,108	Federal Republic of Brazil	8.00	04/15/14	1,031,355
4,480	Federal Republic of Brazil	8.875	04/15/24	3,796,800
380	Federal Republic of Brazil	10.00	08/07/11	387,600
1,840	Federal Republic of Brazil	11.00	08/17/40	1,795,840
1,270	Federal Republic of Brazil	11.25	07/26/07	1,403,350
1,140	Federal Republic of Brazil	12.00	04/15/10	1,279,650
530	Federal Republic of Brazil	12.25	03/06/30	577,700
450	Federal Republic of Brazil	12.75	01/15/20	506,250
1,590	Federal Republic of Brazil	14.50	10/15/09	1,963,650
	Total Brazil			12,742,195
	Bulgaria (0.4%)
	Government Obligation
1,640	Federal Republic of Bulgaria	8.25	01/15/15	1,865,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Canada (2.1%)
	Aerospace & Defense (0.0%)
EUR 65	Bombardier Capital	6.125%	05/14/07	$77,317
	Airlines (0.0%)
$170	Air Canada Corp. (a) (c )	10.25	03/15/11	60,350
	Alternate Power Generation (0.0%)
260	Calpine Canada Energy Finance Corp.	8.50	05/01/08	191,100
	Chemical Specialty (0.1%)
265	Acetex Corp.	10.875	08/01/09	296,800
	Containers/Packaging (0.1%)
380	Norampac Inc. – 144A*	6.75	06/01/13	395,200
	Government Obligation (0.9%)
CAD 4,450	Canada Government Bond	5.50	06/01/09	3,571,832
	Forest Products (0.3%)
$460	Tembec Industries Inc.	8.50	02/01/11	443,900
870	Tembec Industries Inc.	8.625	06/30/09	848,250
				1,292,150
	Movies/Entertainment (0.1%)
470	Alliance Atlantis Communications, Inc.	13.00	12/15/09	542,262
	Oil & Gas Production (0.0%)
110	Petro-Canada	5.35	07/15/33	97,167
	Other Metals/Minerals (0.1%)
160	Inco Ltd.	7.20	09/15/32	173,388
80	Inco Ltd.	7.75	05/15/12	93,008
				266,396
	Publishing: Newspapers (0.3%)
1,070	Hollinger Participation Trust – 144A*	12.125†	11/15/10	1,240,937
	Pulp & Paper (0.2%)
850	Abitibi-Consolidated Inc.	6.00	06/20/13	793,872
	Specialty Telecommunications (0.0%)
1,300	Worldwide Fiber Inc. (a) (c)	12.00	08/01/09	130
	Total Canada			8,825,513

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chile (0.3%)
	Oil & Gas Production
$990	Empresa Nacional de Petroleo	6.75%	11/15/12	$1,063,280
	Colombia (0.2%)
	Government Obligation
731	Republic of Columbia	9.75	04/09/11	809,983
	Denmark (0.2%)
	Finance/Rental/Leasing
DKK 2,839	Realkredit Denmark	6.00	10/01/29	449,223
2,588	Unikredit Realkredit	5.00	07/01/29	396,515
				845,738
	Dominican Republic (0.1%)
	Government Obligation
$270	Dominican (Republic of)	9.04	01/23/13	213,300
	Ecuador (0.3%)
	Government Obligation
1,730	Republic of Ecuador	7.00	08/15/30	1,147,855
	France (1.3%)
	Chemicals: Specialty (0.2%)
795	Rhodia SA – 144A*	8.875	06/01/11	707,550
	Government Obligations (0.6%)
EUR 2,300	France (Republic of)	6.50	04/25/11	3,070,267
	Media Conglomerates (0.3%)
$905	Vivendi Universal – 144A*	9.25	04/15/10	1,052,063
	Telecommunications (0.1%)
EUR 150	France Telecom	7.00	12/23/09	196,215
75	France Telecom	8.125	01/28/33	108,999
				305,214
	Water Utilities (0.1%)
100	Gie Suez Alliance	5.50	02/20/09	121,409
120	Veolia Environnement	5.875	06/27/08	147,958
				269,367
	Total France			5,404,461

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Germany (2.4%)
	Government Obligations (2.4%)
EUR 45	Deutscheland Republic	4.50%	07/04/09	$53,979
3,990	Germany (Federal Republic of)	6.25	01/04/24	5,414,940
3,650	Germany (Federal Republic of)	7.375	01/03/05	4,460,859
				9,929,778
	Major Banks (0.0%)
90	Deutsche Bank AG	5.125	01/13/13	106,398
	Total Germany			10,036,176
	Ireland (0.3%)
	Investment Managers
$1,035	JSG Funding PLC	9.625	10/01/12	1,148,850
	Italy (0.0%)
	Telecommunications
95	Telecom Italia Capital – 144A*	4.00	11/15/08	94,883
	Ivory Coast (0.0%)
	Government Obligations
470	Ivory Coast (c)	2.00	03/29/18	82,250
	Japan (2.4%)
	Government Obligations
JPY 995,000	Japan (Government of)	0.10	04/20/05	9,050,050
137,500	Japan (Government of)	0.80	03/20/13	1,184,871
				10,234,921
	Kyrgyzstan (0.1%)
	Industrial Conglomerates (0.1%)
EUR 45	Hutchison Whampoa Finance	5.875	07/08/13	52,007
$145	Hutchison Whampoa International Ltd. – 144A*	6.50	02/13/13	151,023
				203,030
	Tobacco (0.0%)
EUR 90	Altria Finance (CI) Ltd.	5.625	06/24/08	105,461
	Total Kyrgyzstan			308,491

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Luxembourg (0.3%)
	Chemicals/Specialty (0.0%)
EUR 130	Sygenta Lux Finance	5.50%	07/10/06	$158,454
	Industrial Conglomerates (0.3%)
40	Tyco International Group S.A.	6.125	04/04/07	47,788
$1,055	Tyco International Group S.A.	6.75	02/15/11	1,122,256
				1,170,044
	Total Luxembourg			1,328,498
	Malaysia (0.2%)
	Government Obligation
730	Malaysia	7.50	07/15/11	855,122
	Mauritius Island (0.3%)
	Pulp/Paper
3,500	TJIWI Kimia Mauritius (c)	10.00	08/01/04	1,207,500
	Mexico (2.5%)
	Government Obligations (2.2%)
160	United Mexican States Corp.	8.00	09/24/22	174,000
2,220	United Mexican States Corp.	8.30	08/15/31	2,466,420
1,060	United Mexican States Corp.	8.375	01/14/11	1,243,910
1,050	United Mexican States Corp.	10.375	02/17/09	1,328,250
3,030	United Mexican States Corp.	11.375	09/15/16	4,257,150
				9,469,730
	Oil & Gas Production (0.3%)
410	Petro Mexicanos	8.625	12/01/23	441,775
550	Petroleos Mexicanos Ser P	9.50	09/15/27	651,750
				1,093,525
	Total Mexico			10,563,255
	Netherlands (0.3%)
	Electric Utilities (0.0%)
EUR 100	RWE Finance BV	5.50	10/26/07	122,768
	Multiline Insurance (0.1%)
130	Allianz Fanance II BV	6.125	05/31/22	158,741
140	Munich Re Finance BV	6.75	06/21/23	176,817
				335,558

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Other Transportation (0.0%)
EUR 150	Fixed Link Holding Finance	5.75%	02/02/09	$181,740
	Publishing: Books/Magazines (0.0%)
120	VNU N.V.	6.625	05/30/07	151,103
	Telecommunications (0.2%)
200	Deutsche Telekom International Finance Corp.	7.50	05/29/07	258,478
$190	Deutsche Telekom International Finance Corp.	8.75	06/15/30	239,030
EUR 195	Olivetti Finance N.V.	5.875	01/24/08	240,301
100	TPSA Eurofinance BV	6.625	03/01/06	122,421
				860,230
	Total Netherlands			1,651,399
	Nigeria (0.2%)
	Government Obligation
$750	Central Bank of Nigeria	6.25	11/15/20	652,500
	Panama (0.2%)
	Government Obligations
440	Republic of Panama	9.375	04/01/29	499,400
300	Republic of Panama	9.625	02/08/11	345,750
				845,150
	Peru (0.3%)
	Government Obligation
1,005	Republic of Peru	9.875	02/06/15	1,173,338
	Philippines (0.4%)
	Government Obligation
1,422	Republic of Philippines	9.375	01/18/17	1,509,098
	Qatar (0.2%)
	Gas Distributors (0.1%)
215	Ras Laffan Liquid Natural Gas Co. – 144A*	8.294	03/15/14	249,400
	Government Obligation (0.1%)
300	State of Qatar	9.75	06/15/30	414,000
	Total Qatar			663,400
	Russia (2.5%)
	Government Obligations
7,510	Federal Republic of Russia	5.00	03/31/30	7,010,585
410	Federal Republic of Russia	8.25	03/31/10	457,970

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$480	Federal Republic of Russia	8.75%	07/24/05	$522,240
1,086	Federal Republic of Russia	11.00	07/24/18	1,450,896
710	Federal Republic of Russia	12.75	06/24/28	1,112,925
				10,554,616
	Singapore (0.1%)
	Electronic Components
395	Flextronics International Ltd. – 144A*	6.50	05/15/13	390,063
	South Korea (0.1%)
	Government Obligation
385	Republic of Korea	4.25	06/01/13	363,132
	Sweden (0.3%)
	Government Obligation (0.3%)
SEK 8,775	Swedish Government Bond	5.00	01/15/04	1,121,906
	Miscellaneous Commercial Services (0.0%)
EUR 100	Securitas AB	6.125	03/14/08	124,627
	Total Sweden			1,246,533
	Tunisia (0.1%)
	Regional Banks
$200	Banque Centrale de Tunisie	7.375	04/25/12	220,000
	Turkey (0.4%)
	Government Obligations
660	Republic of Turkey	11.50	01/23/12	792,825
270	Republic of Turkey	11.75	06/15/10	327,375
320	Republic of Turkey	12.375	06/15/09	396,000
				1,516,200
	Ukraine (0.1%)
	Government Obligation
523	Republic of Ukraine	11.00	03/15/07	579,382
	United Kingdom (1.4%)
	Advertising/Marketing Services (0.0%)
EUR 150	WPP Group PLC	6.00	06/18/08	184,847
	Cable/Satellite TV (0.3%)
$395	British Sky Broadcasting Group PLC	6.875	02/23/09	435,615
770	British Sky Broadcasting Group PLC	8.20	07/15/09	897,094
				1,332,709

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Specialty (0.1%)
$585	Avecia Group PLC	11.00%	07/01/09	$544,050
	Electric Utilities (0.0%)
EUR 120	National Grid Transco	5.00	07/02/18	128,565
	Electronic Equipment/Instruments (0.2%)
$555	Xerox Capital Europe PLC	5.875	05/15/04	560,550
	Government Obligation (0.7%)
GBP 1,750	U.K. Treasury	5.00	06/07/04	2,980,285
	Life/Health Insurance (0.0%)
EUR 100	SL Finance PLC	6.375	07/12/22	122,282
	Tobacco (0.1%)
180	BAT International Finance PLC	4.875	02/25/09	209,611
	Total United Kingdom			6,062,899
	Uruguay (0.0%)
	Government Obligation
$204	Republic of Uruguay	7.25	02/15/11	168,186
	Total Foreign (Cost $100,802,137)			105,739,117
	United States (86.4%)
	Corporate Bonds (33.4%)
	Advertising/Marketing Services (0.6%)
1,345	Advanstar Communications – 144A*	8.639	08/15/08	1,398,800
830	Interep National Radio Sales, Inc. (Series B)	10.00	07/01/08	733,513
205	RH Donnelley Financial Corp. – 144A*	10.875	12/15/12	244,463
				2,376,776
	Aerospace & Defense (0.2%)
145	Goodrich Corp.	7.625	12/15/12	165,386
130	Lockheed Martin Corp.	8.50	12/01/29	169,014
150	Raytheon Co.	8.20	03/01/06	167,697
55	Raytheon Co.	8.30	03/01/10	65,341
380	Systems 2001 Asset Trust – 144A*	6.664	09/15/13	418,374
				985,812

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Airlines (0.1%)
$126	American West Airlines	7.10%	04/02/21	$129,917
134	Continental Airlines, Inc.	6.648	09/15/17	131,332
95	Southwest Airlines Co.	5.496	11/01/06	102,280
				363,529
	Alternative Power Generation (0.2%)
620	Calpine Corp.	8.50	02/15/11	443,300
205	Calpine Corp. – 144A*	8.50	07/15/10	187,575
				630,875
	Apparel/Footwear (0.1%)
335	Oxford Industries Inc. – 144A*	8.875	06/01/11	360,544
	Apparel/Footwear Retail (0.4%)
80	Gap, Inc. (The)	6.90	09/15/07	87,000
590	Gap, Inc. (The)	10.55	12/15/08	718,325
1,050	Payless Shoesource Inc. – 144A*	8.25	08/01/13	1,023,750
				1,829,075
	Auto Parts: O.E.M. (0.7%)
715	Intermet Corp.	9.75	06/15/09	716,788
990	Lear Corp. (Series B)	8.11	05/15/09	1,140,975
905	TRW Automotive, Inc. – 144A*	9.375	02/15/13	1,027,175
				2,884,938
	Broadcasting (0.4%)
EUR 150	Clear Channel Communications, Inc.	6.50	07/07/05	181,375
$110	Clear Channel Communications, Inc.	7.65	09/15/10	128,119
520	Nextmedia Operating, Inc.	10.75	07/01/11	587,600
370	Salem Communications Holdings Corp. (Series A)	7.75	12/15/10	381,100
500	Salem Communications Holdings Corp. (Series B)	9.00	07/01/11	538,125
				1,816,319
	Building Products (0.1%)
195	Brand Services Inc.	12.00	10/15/12	217,425
80	Nortek, Inc.	9.25	03/15/07	82,700
				300,125

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (2.4%)
$390	Avalon Cable LLC	11.875††	%	12/01/08	$402,675
1,345	Charter Communications Holdings LLC	10.75		10/01/09	1,136,525
730	Charter Communications Holdings/Charter Capital	11.75††		05/15/11	428,875
55	Comcast Cable Communications Inc.	6.75		01/30/11	60,880
425	Comcast Corp.	6.50		01/15/15	455,318
1,130	CSC Holdings Inc. (Series B)	8.125		07/15/09	1,175,200
90	CSC Holdings Inc.	9.875		02/15/13	94,275
50	CSC Holdings Inc.	10.50		05/15/16	55,000
1,045	Directv Holdings/Finance	8.375		03/15/13	1,175,625
369	Echostar DBS Corp.	9.125		01/15/09	415,125
1,345	Echostar DBS Corp.	9.375		02/01/09	1,422,337
1,035	Echostar DBS Corp. – 144A*	6.375		10/01/11	1,029,825
799	Knology, Inc. – 144A* (d)	12.00†		11/30/09	783,434
455	Lodgenet Entertainment Corp.	9.50		06/15/13	491,400
130	Pegasus Communications Corp. (Series B)	9.75		12/01/06	107,900
30	Pegagus Communications Corp. (Series B)	12.50		08/01/07	25,200
75	Pegasus Satellite Communications Inc.	13.50††		03/01/07	52,687
290	Pegasus Satellite Communications Inc.	12.375		08/01/06	246,500
290	Renaissance Media Group LLC	10.00		04/15/08	296,525
					9,855,306
	Casino/Gaming (1.2%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)	13.50		03/01/10	32,500
915	Harrah's Operating Co., Inc.	7.875		12/15/05	989,344
1,030	MGM Mirage Inc.	6.00		10/01/09	1,042,875
937	Park Place Entertainment	8.875		09/15/08	1,041,241
3,904	Resorts At Summerlin LP/Ras Co. (Series B) (a) (c)	13.00		12/15/07	0
700	Station Casinos, Inc.	8.375		02/15/08	761,250
515	Station Casinos, Inc.	9.875		07/01/10	572,294
485	Venetian Casino/LV Sands	11.00		06/15/10	559,569
					4,999,073
	Cellular Telephone (0.3%)
560	Dobson Communications Corp.	10.875		07/01/10	616,000
510	Qwest Corp.	6.625		09/15/05	525,300
					1,141,300

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Major Diversified (0.7%)
$1,020	Equistar Chemical Funding	10.125%	09/01/08	$1,071,000
105	Equistar Chemical Funding – 144A*	10.625	05/01/11	109,725
315	Huntsman Advanced Materials Corp. – 144A*	11.00	07/15/10	337,444
1,320	Huntsman ICI Chemicals	10.125	07/01/09	1,257,300
				2,775,469
	Chemicals: Specialty (1.0%)
265	FMC Corp.	10.25	11/01/09	310,050
30	Huntsman International LLC – 144A*	9.875	03/01/09	31,650
680	ISP Holdings Inc. (Series B)	10.625	12/15/09	744,600
225	Koppers Industry Inc. – 144A*	9.875	10/15/13	237,375
195	Millennium America, Inc.	7.00	11/15/06	191,587
1,125	Millennium America, Inc.	9.25	06/15/08	1,189,687
465	Nalco Co. – 144A*	7.75	11/15/11	483,600
530	Rockwood Specialties Corp. – 144A*	10.625	05/15/11	569,750
525	Westlake Chemical Corp. – 144A*	8.75	07/15/11	553,875
				4,312,174
	Commercial Printing/Forms (0.0%)
2,700	Premier Graphics Inc. (a) (c)	11.50	12/01/05	0
	Computer Communications (0.3%)
910	Avaya, Inc.	11.125	04/01/09	1,073,800
	Consumer/Business Services (0.3%)
465	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	452,212
775	Muzak LLC/Muzak Finance Corp.	10.00	02/15/09	815,687
				1,267,899
	Containers/Packaging (0.7%)
875	Graphic Packaging International – 144A*	9.50	08/15/13	973,437
530	Owens-Brockway Glass Containers Corp.	7.75	05/15/11	559,150
965	Owens-Brockway Glass Containers Corp.	8.75	11/15/12	1,056,675
320	Pliant Corp.	13.00	06/01/10	305,600
100	Sealed Air Corp – 144A*	5.625	07/15/13	100,769
				2,995,631
	Department Stores (0.4%)
225	Federated Department Stores, Inc.	6.90	04/01/29	240,785
250	May Department Stores Co., Inc.	6.70	09/15/28	256,136
55	May Department Stores Co., Inc.	7.875	03/01/30	64,053

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$50	Penney (J.C.) Co., Inc.	6.875%	10/15/15	$50,500
30	Penney (J.C.) Co., Inc.	7.95	04/01/17	32,175
750	Penney (J.C.) Co., Inc.	8.00	03/01/10	834,375
210	Penney (J.C.) Co., Inc.	9.00	08/01/12	243,600
				1,721,624
	Drugstore Chains (0.1%)
30	CVS Corp. – 144A*	6.204	10/10/25	31,226
235	Rite Aid Corp.	7.70	02/15/27	206,800
				238,026
	Electric Utilities (1.7%)
36	AES Corp. (The)	8.875	02/15/11	36,990
1,050	AES Corp. (The) – 144A*	9.00	05/15/15	1,123,500
53	AES Corp. (The)	9.375	09/15/10	56,180
280	Allegheny Energy, Inc.	7.75	08/01/05	284,200
35	Appalachian Power Co. (Series H)	5.95	05/15/33	32,722
150	Carolina Power & Light Co.	5.125	09/15/13	150,854
55	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	48,818
145	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	128,215
495	CMS Energy Corp.	7.50	01/15/09	503,662
295	CMS Energy Corp.	8.50	04/15/11	308,275
150	Columbus Southern Power	6.60	03/01/33	155,898
95	Constellation Energy Group, Inc.	7.60	04/01/32	111,796
30	Detroit Edison Co.	6.125	10/01/10	32,689
20	Detroit Edison Co.	6.35	10/15/32	21,098
100	Duke Energy Corp.	4.50	04/01/10	100,775
100	Exelon Corp.	6.75	05/01/11	110,813
50	FirstEnergy Corp. (Series B)	6.45	11/15/11	53,112
100	IPALCO Enterprises, Inc.	8.625	11/14/11	109,000
825	Monongahela Power Co.	5.00	10/01/06	845,948
140	MSW Energy Holdings/Finance – 144A*	8.50	09/01/10	149,800
635	Nevada Power Co. – 144A*	9.00	08/15/13	674,687
360	PG&E Corp. – 144A*	6.875	07/15/08	381,600
790	PSEG Energy Holdings Inc.	8.625	02/15/08	817,650
65	Public Service Electric & Gas Co.	5.00	01/01/13	65,019
50	South Carolina Electric & Gas Co.	5.30	05/15/33	45,474
360	Southern California Edison Co. (Series D)	8.00	02/15/07	404,100
265	TNP Enterprises, Inc.	10.25	04/01/10	279,575

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$75	TXU Energy Co. – 144A*	7.00%	03/15/13	$82,270
55	Wisconsin Electric Power Co.	5.625	05/15/33	52,555
				7,167,275
	Electrical Products (0.2%)
105	Cooper Industries Inc.	5.25	07/01/07	111,809
500	Rayovac Corp. – 144A*	8.50	10/01/13	520,000
				631,809
	Electronic Distributors (0.3%)
925	BRL Universal Equipment Corp.	8.875	02/15/08	999,000
5,600	CHS Electronics, Inc. (a) (c)	9.875	04/15/05	49,000
				1,048,000
	Electronic Equipment/Instruments (0.3%)
1,160	High Voltage Engineering, Inc. (c)	10.75	08/15/04	266,800
810	Xerox Corp.	7.125	06/15/10	826,200
				1,093,000
	Engineering & Construction (0.2%)
705	ABB Finance Inc.	6.75	06/03/04	676,800
300	Encompass Services Corp. (a) (c)	10.50	05/01/09	0
				676,800
	Environmental Services (0.4%)
350	Allied Waste North America, Inc.	7.875	04/15/13	375,375
535	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	591,175
540	Allied Waste North America, Inc. (Series B)	10.00	08/01/09	587,250
215	Waste Management, Inc.	6.875	05/15/09	241,312
				1,795,112
	Finance/Rental/Leasing (0.7%)
105	American General Finance	4.625	09/01/10	105,458
115	CIT Group Inc.	2.875	09/29/06	114,656
280	Countrywide Home Loans, Inc.	3.25	05/21/08	272,938
345	Ford Motor Credit Co.	7.25	10/25/11	350,411
540	Ford Motor Credit Co.	7.375	10/28/09	558,559
120	Household Finance Corp.	6.40	06/17/08	133,185
EUR 150	Household Finance Corp.	6.50	05/05/09	191,872
$170	Household Finance Corp.	6.75	05/15/11	190,245
90	International Lease Finance Corp.	2.95	05/23/06	90,292
65	International Lease Finance Corp.	3.75	08/01/07	65,903

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$50	MBNA America Bank NA	7.125%	11/15/12	$56,673
140	MBNA Corp.	6.125	03/01/13	145,887
165	SLM Corp.	5.00	10/01/13	163,117
680	United Rentals NA Inc. – 144A*	7.75	11/15/13	678,300
				3,117,496
	Financial Conglomerates (0.8%)
30	Boeing Capital Corp.	5.75	02/15/07	32,143
45	Boeing Capital Corp.	5.80	01/15/13	46,441
325	Boeing Capital Corp.	6.10	03/01/11	345,852
180	Chase Manhattan Corp.	6.00	02/15/09	195,789
30	Chase Manhattan Corp.	7.00	11/15/09	34,365
75	Citicorp	6.375	11/15/08	82,799
80	Citicorp	6.75	08/15/05	86,672
155	Citigroup Inc.	5.75	05/10/06	166,838
200	Citigroup Inc.	6.625	06/15/32	216,400
310	General Electric Capital Corp.	6.75	03/15/32	343,748
80	General Motors Acceptance Corp.	4.50	07/15/06	81,229
580	General Motors Acceptance Corp.	6.875	09/15/11	598,330
20	General Motors Acceptance Corp.	8.00	11/01/31	20,568
200	John Hancock Financial Services, Inc.	5.625	12/01/08	215,587
390	Prudential Holdings, LLC (Series C) – 144A*	8.695	12/18/23	471,580
375	Prudential Holdings, LLC (Series B) (FSA) – 144A*	7.245	12/18/23	415,087
				3,353,428
	Food Distributors (0.2%)
630	Volume Services America, Inc.	11.25	03/01/09	674,100
	Food Retail (0.4%)
185	Albertson's Inc.	7.45	08/01/29	202,367
296	CA FM Lease Trust – 144A*	8.50	07/15/17	329,551
1,115	Delhaize America, Inc.	8.125	04/15/11	1,230,681
55	Kroger Co.	7.50	04/01/31	62,923
				1,825,522
	Food: Major Diversified (0.1%)
45	General Mills Inc.	3.875	11/30/07	45,345
65	Kraft Foods Inc.	5.25	06/01/07	68,976
40	Kraft Foods Inc.	5.625	11/01/11	41,603
105	Kraft Foods Inc.	6.25	06/01/12	113,145
				269,069

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food: Meat/Fish/Dairy (0.9%)
$365	Michael Foods Inc. (Series B)	11.75%	04/01/11	$461,269
355	National Beef Packing/NB Finance – 144A*	10.50	08/01/11	390,500
1,220	Pilgrim's Pride Corp.	9.625	09/15/11	1,334,375
1,415	Smithfield Foods Inc.	7.625	02/15/08	1,485,750
100	Smithfield Foods Inc. (Series B)	8.00	10/15/09	110,000
				3,781,894
	Food: Specialty/Candy (0.1%)
445	Merisant Co. – 144A*	9.50	07/15/13	480,600
	Forest Products (0.2%)
255	Louisiana Pacific Corp.	10.875	11/15/08	299,625
65	Weyerhaeuser Co.	6.125	03/15/07	70,292
315	Weyerhaeuser Co.	6.75	03/15/12	340,998
				710,915
	Gas Distributors (0.4%)
125	Consolidated Natural Gas Co.	6.25	11/01/11	136,908
900	Dynegy Holdings, Inc.	6.875	04/01/11	783,000
595	Dynegy Holdings, Inc. – 144A*	9.875	07/15/10	639,625
				1,559,533
	Home Building (0.9%)
305	D.R. Horton, Inc.	6.875	05/01/13	321,012
145	Meritage Corp.	9.75	06/01/11	160,950
70	Pulte Homes, Inc.	6.375	05/15/33	66,915
395	Schuler Homes, Inc.	9.375	07/15/09	442,894
125	Tech Olympic USA, Inc.	9.00	07/01/10	133,281
165	Tech Olympic USA, Inc.	9.00	07/01/10	175,931
1,025	Tech Olympic USA, Inc.	10.375	07/01/12	1,122,375
1,190	Toll Corp.	8.25	02/01/11	1,320,900
				3,744,258
	Home Furnishings (0.2%)
130	Mohawk Industries Inc.	7.20	04/15/12	144,300
565	Tempur-Pedic/Tempur Products – 144A*	10.25	08/15/10	627,150
				771,450
	Home Improvement Chains (0.0%)
100	Lowe's Companies, Inc.	6.50	03/15/29	107,094

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hospital/Nursing Management (0.6%)
$805	Columbia/HCA Healthcare Corp.	7.19%	11/15/15	$831,824
125	HCA, Inc.	7.58	09/15/25	124,718
425	HCA, Inc.	7.875	02/01/11	468,091
100	Manor Care, Inc.	6.25	05/01/13	102,625
35	Manor Care, Inc.	7.50	06/15/06	37,844
110	Manor Care, Inc.	8.00	03/01/08	122,925
400	Tenet Healthcare Corp.	6.875	11/15/31	352,000
305	Tenet Healthcare Corp.	7.375	02/01/13	295,850
				2,335,877
	Hotels/Resorts/Cruiselines (0.9%)
245	Hilton Hotels Corp.	7.625	12/01/12	271,031
255	Hilton Hotels Corp.	7.95	04/15/07	280,500
1,565	Horseshoe Gaming Holding Corp. (Series B)	8.625	05/15/09	1,664,769
155	Hyatt Equities LLC – 144A*	6.875	06/15/07	164,571
200	Marriott International, Inc. (Series E)	7.00	01/15/08	222,585
60	Starwood Hotels & Resorts Worldwide Inc.	7.375	05/01/07	64,650
915	Starwood Hotels & Resorts Worldwide Inc.	7.875	05/01/12	1,011,076
				3,679,182
	Industrial Conglomerates (0.0%)
150	Honeywell International, Inc.	6.125	11/01/11	163,786
	Industrial Machinery (0.0%)
110	Flowserve Corp.	12.25	08/15/10	127,600
	Industrial Specialties (0.7%)
390	Cabot Safety Corp.	12.50	07/15/05	396,825
1,180	Johnsondiversy, Inc.	9.625	05/15/12	1,303,900
650	Tekni-Plex Inc. (Series B)	12.75	06/15/10	666,250
430	UCAR Finance, Inc.	10.25	02/15/12	476,225
				2,843,200
	Information Technology Services (0.0%)
85	Electronic Data Systems Corp. – 144A*	6.00	08/01/13	80,487
90	Electronic Data Systems Corp.	7.125	10/15/09	93,600
				174,087

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Integrated Oil (0.1%)
$60	Amerada Hess Corp.	6.65%	08/15/11	$63,743
235	Amerada Hess Corp.	7.875	10/01/29	250,025
240	Conoco Inc.	6.95	04/15/29	268,866
				582,634
	Internet Software/Services (0.0%)
709	Exodus Communications, Inc. (a) (c)	11.625	07/15/10	5,319
	Investment Banks/Brokers (0.2%)
EUR 160	Goldman Sachs Group Inc.	6.50	10/06/10	206,295
$80	Goldman Sachs Group Inc.	6.60	01/15/12	88,732
310	Goldman Sachs Group Inc.	6.875	01/15/11	350,591
				645,618
	Life/Health Insurance (0.1%)
290	Hartford Life	7.375	03/01/31	330,359
	Major Banks (0.1%)
55	Bank of New York Co., Inc.	5.20	07/01/07	58,805
85	Bank One Corp.	6.00	02/17/09	92,882
145	FleetBoston Financial Corp.	7.25	09/15/05	158,421
				310,108
	Managed Health Care (0.1%)
365	Aetna, Inc.	7.875	03/01/11	428,747
100	Wellpoint Health Network, Inc.	6.375	06/15/06	109,297
				538,044
	Media Conglomerates (0.1%)
120	AOL Time Warner Inc.	6.125	04/15/06	129,072
200	AOL Time Warner Inc.	7.625	04/15/31	223,483
150	Time Warner Inc.	6.625	05/15/29	149,996
				502,551
	Medical Distributors (0.3%)
1,045	AmerisourceBergen Corp.	8.125	09/01/08	1,133,825
	Medical/Nursing Services (0.3%)
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875	02/01/08	157,500
1,020	Fresenius Medical Care Capital Trust	7.875	06/15/11	1,076,100
				1,233,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical Specialties (0.0%)
$135	National Nephrology Assoc. – 144A*	9.00%	11/01/11	$139,387
	Metal Fabrications (0.1%)
395	Trimas Corp.	9.875	06/15/12	396,975
	Miscellaneous Commercial Services (0.3%)
500	Iron Mountain Inc.	7.75	01/15/15	533,750
815	Iron Mountain Inc.	8.625	04/01/13	890,388
				1,424,138
	Miscellaneous Manufacturing (0.4%)
665	Amsted Industries Inc. – 144A*	10.25	10/15/11	733,163
905	Jacuzzi Brands Inc. – 144A*	9.625	07/01/10	959,300
				1,692,463
	Motor Vehicles (0.3%)
260	DaimlerChrysler North American Holdings Co.	7.20	09/01/09	282,400
120	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	129,726
100	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	112,148
200	Ford Motor Co.	7.45	07/16/31	179,660
60	Ford Motor Credit Co.	7.00	10/01/13	58,983
EUR 250	General Motors	8.375	07/05/33	309,842
				1,072,759
	Multi-Line Insurance (0.5%)
$415	AIG Sun America Global Financial – 144A*	6.90	03/15/32	468,656
780	Farmers Insurance Capital – 144A*	8.625	05/01/24	805,350
120	Hartford Financial Services Group, Inc.	2.375	06/01/06	118,707
25	Hartford Financial Services Group, Inc.	7.90	06/15/10	29,456
675	Nationwide Mutual Insurance Co. – 144A*	8.25	12/01/31	796,850
				2,219,019
	Oil & Gas Pipelines (0.9%)
1,035	El Paso Production Holdings – 144A*	7.75	06/01/13	993,600
525	GulfTerra Energy Partners, L.P.	8.50	06/01/10	572,250
405	GulfTerra Energy Partners, L.P.	10.625	12/01/12	476,887
75	Northwest Pipeline Corp.	8.125	03/01/10	82,687
140	Southern Natural Gas	8.875	03/15/10	152,600
55	Texas Eastern Transmission, L.P.	7.00	07/15/32	59,303
120	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	140,400

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,110	Williams Companies, Inc. (The)	7.875%	09/01/21	$1,098,900
70	Williams Companies, Inc. (The) (Series A)	6.75	01/15/06	72,100
				3,648,727
	Oil & Gas Production (1.2%)
910	Chesapeake Energy Corp. – 144A*	7.50	09/15/13	978,250
755	Hillcorp Energy/Finance – 144A*	10.50	09/01/10	811,625
175	Kerr-McGee Corp	7.875	09/15/31	198,349
240	Magnum Hunter Resources, Inc.	9.60	03/15/12	267,600
560	Pemex Project Funding Master Trust – 144A*	8.00	10/15/09	562,800
900	Pemex Project Funding Master Trust	9.125	10/13/10	1,058,625
1,280	Vintage Petroleum, Inc.	7.875	05/15/11	1,353,600
				5,230,849
	Oil Refining/Marketing (0.7%)
355	CITGO Petroleum Corp.	11.375	02/01/11	401,150
1,255	Husky Oil Ltd.	8.90	08/15/28	1,446,387
70	Marathon Oil Corp.	5.375	06/01/07	74,792
85	Marathon Oil Corp.	6.80	03/15/32	90,108
240	Tesoro Petroleum Corp.	9.00	07/01/08	241,800
565	Tesoro Petroleum Corp.	9.625	04/01/12	583,363
				2,837,600
	Oilfield Services/Equipment (0.2%)
190	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	194,750
675	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	691,875
				886,625
	Other Consumer Services (0.1%)
230	Cendant Corp.	7.375	01/15/13	263,435
	Other Transportation (0.2%)
935	Laidlaw International Inc. – 144A*	10.75	06/15/11	1,009,800
	Publishing: Books/Magazines (0.4%)
555	Dex Media West/Finance – 144A*	9.875	08/15/13	631,312
155	PEI Holdings, Inc.	11.00	03/15/10	175,150
985	PRIMEDIA, Inc.	8.875	05/15/11	1,017,013
				1,823,475

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Publishing: Newspapers (0.1%)
$80	News America Holdings, Inc.	7.75%	02/01/24	$92,086
280	News America Holdings, Inc.	8.875	04/26/23	354,476
				446,562
	Pulp & Paper (0.4%)
1,310	Georgia-Pacific Corp.	8.875	02/01/10	1,496,675
180	International Paper Co.	5.85	10/30/12	187,004
160	MeadWestVaco Corp.	6.85	04/01/12	176,133
				1,859,812
	Railroads (0.0%)
65	Union Pacific Corp.	3.625	06/01/10	61,505
60	Union Pacific Corp.	6.79	11/09/07	66,713
				128,218
	Real Estate Development (0.7%)
485	CB Richard Ellis Services, Inc.	11.25	06/15/11	543,806
475	CBRE Escrow Inc. – 144A*	9.75	05/15/10	513,000
275	LNR Property Corp. – 144A*	7.25	10/15/13	277,750
1,000	LNR Property Corp. – 144A*	7.625	07/15/13	1,030,000
248	World Financial Properties – 144A*	6.91	09/01/13	273,604
253	World Financial Properties – 144A*	6.95	09/01/13	279,801
				2,917,961
	Real Estate Investment Trusts (0.7%)
515	EOP Operating LP	6.763	06/15/07	569,013
547	HMH Properties, Inc. (Series A)	7.875	08/01/05	562,863
335	HMH Properties, Inc. (Series B)	7.875	08/01/08	345,887
480	Host Marriott LP – 144A*	7.125	11/01/13	479,400
115	Istar Financial Inc.	7.00	03/15/08	123,625
435	Istar Financial Inc.	8.75	08/15/08	493,725
150	Simon Property Group L.P.	6.35	08/28/12	160,325
100	Vornado Realty Trust	5.625	06/15/07	105,621
				2,840,459
	Regional Banks (0.2%)
AUD 1,000	KFW International Inc.	6.25	07/15/05	713,603
	Savings Banks (0.0%)
$115	Washington Mutual Inc.	8.25	04/01/10	137,804

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Semiconductors (0.2%)
$610	Fairchild Semiconductors Corp.	10.50%	02/01/09	$680,913
	Services to the Health Industry (0.3%)
70	Anthem Insurance – 144A*	9.00	04/01/27	91,455
185	Anthem Insurance – 144A*	9.125	04/01/10	230,680
315	Medco Health Solutions	7.25	08/15/13	335,134
150	Omnicare, Inc.	6.125	06/01/13	148,500
420	Omnicare, Inc. (Series B)	8.125	03/15/11	459,900
				1,265,669
	Specialty Stores (0.4%)
715	Autonation, Inc.	9.00	08/01/08	815,100
895	Sonic Automotive Inc. – 144A*	8.625	08/15/13	946,463
				1,761,563
	Specialty Telecommunications (0.8%)
1,340	American Tower Corp. (Conv)	6.25	10/15/09	1,286,400
135	American Tower Corp.	9.375	02/01/09	141,750
190	Primus Telecommunications Group, Inc. (Series B)	9.875	05/15/08	192,138
85	Primus Telecommunications Group, Inc.	12.75	10/15/09	90,525
1,600	Qwest Corp.	5.625	11/15/08	1,568,000
				3,278,813
	Steel (0.2%)
885	United States Steel Corp.	9.75	05/15/10	933,675
	Telecommunication Equipment (0.3%)
1,113	Satelites Mexicanos SA (a) (c)	10.125	11/01/04	556,500
635	SBA Communications Corp.	12.00	03/01/08	673,100
				1,229,600
	Telecommunications (0.4%)
EUR 110	AT&T Corp.	6.50	11/21/06	135,872
$195	AT&T Corp.	8.50	11/15/31	221,122
285	Cincinnati Bell Inc. – 144A*	8.375	01/15/14	285,000
305	NTL Inc.	19.00†	01/01/10	297,756
4,725	Rhythms Netconnections, Inc. (a) (c)	12.75	04/15/09	0
1,200	Startec Global Communications Corp. (a) (c)	12.00	05/15/08	120
525	Verizon Global Funding Corp.	7.75	12/01/30	607,680
				1,547,550

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Tobacco (0.2%)
$805	Altria Group, Inc.	7.00%	11/04/13		$814,040
105	Altria Group, Inc.	7.75	01/15/27		107,892
					921,932
	Trucks/Construction/Farm Machinery (0.3%)
965	Manitowoc Inc. (The)	10.50	08/01/12		1,095,275
230	NMHG Holding Co.	10.00	05/15/09		253,000
					1,348,275
	Wholesale Distributors (0.5%)
905	Burhmann US, Inc.	12.25	11/01/09		1,000,025
905	Fisher Scientific International Inc.	8.125	05/01/12		972,875
					1,972,900
	Wireless Telecommunications (0.9%)
205	AT&T Wireless-Services Inc.	8.75	03/01/31		246,522
21,800	CellNet Data Systems, Inc. (a) (c)	14.00	10/01/07		0
675	Metropcs Inc. – 144A*	10.75	10/01/11		668,250
1,185	Nextel Communications Inc.	7.375	08/01/15		1,232,400
730	Nextel Communications Inc.	9.375	11/15/09		795,700
650	Nextel Partners Inc. (Class A)	11.00	03/15/10		719,875
350	SBA Communications Corp.	10.25	02/01/09		313,250
					3,975,997
	Total Corporate Bonds (Cost $170,687,160)				139,947,998
	Mortgage-Backed Securities (39.4%)
	Federal Home Loan Mortgage Corp. (15.1%)
4,500		5.00		**	4,428,279
10,600		6.00		**	10,878,250
38,000		6.50		**	39,520,000
108		7.00	04/01/04- 06/01/04		111,712
2,050		7.50		**	2,189,015
5,674		7.50	04/01/28-05/01/33		6,059,329
114		8.00	10/01/24-06/01/25		122,562
					63,309,147

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Federal National Mortgage Assoc. (20.9%)
$6,200		4.50%		**	$6,192,250
9,800		5.00		**	9,953,125
20,100		5.50		**	20,412,149
15,650		6.00		**	16,139,604
5		6.00	04/01/13		4,801
2,842		6.50	05/01/31		2,953,203
9,050		7.00		**	9,527,949
10,373		7.00	09/01/08-12/01/32		10,923,535
2,642		7.50	02/01/22-02/01/32		2,815,557
6,528		8.00	06/01/22-08/01/31		7,022,335
1,276		8.50	05/01/20-05/01/25		1,371,732
					87,316,240
	Government National Mortgage Assoc. (3.4%)
2,275		5.50		**	2,296,328
3,350		6.00		**	3,458,875
3,325		6.50		**	3,480,859
3,071		7.50	05/15/17- 11/15/26		3,277,766
1,417		8.00	01/15/22-05/15/30		1,529,547
272		8.50	08/15/22-12/15/24		294,205
					14,337,580
	Total Mortgage-Backed Securities (Cost $163,718,753)				164,962,967
	U.S. Government Obligations (13.5%)
	U. S. Treasury Bonds (10.4%)
3,900		8.125	08/15/19		5,233,617
5,505		8.75	05/15/20- 08/15/20		7,811,947
30,500		11.875	11/15/03		30,604,859
					43,650,423

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U. S. Treasury Notes (3.1%)
$2,900		3.50%	11/15/06	$2,993,116
1,500		5.00	08/15/11	1,600,605
2,570		6.50	02/15/10	2,981,300
5,000		6.75	05/15/05	5,391,405
				12,966,426
	Total U.S. Government Obligations (Cost $56,369,477)			56,616,849
	Total United States (Cost $390,775,390)			361,527,814
	Total Government & Corporate Bonds (Cost $491,577,527)			467,266,931

NUMBER OF SHARES
	Common Stocks (e) (0.9%)
	Aerospace & Defense (0.0%)
13,038	Orbital Sciences Corp. (d)	119,819
	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d)	0
	Broadcast (0.3%)
90,000	Tri-State Outdoor	1,086,750
	Casino/Gaming (0.0%)
10,773	Fitzgerald Gaming Corp. ***	0
	Consumer/Business Services (0.2%)
28,780	Anacomp, Inc. (Class A) (d)	636,038
	Food: Specialty/Candy (0.0%)
2,423	SFAC New Holdings Inc. (d)	0
445	SFAC New Holdings Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Medical Specialties (0.0%)
9,395	MEDIQ, Inc. (d)	51,013
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d)	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

NUMBER OF SHARES		VALUE
	Restaurants (0.0%)
37,308	American Restaurant Group Holdings, Inc. (d)	$0
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
95,844	Catalina Restaurant Group, Inc. (d)	191,688
		191,688
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (d)	0
133,935	PFB Telecom NV (Series B) (d)	0
4,359	Viatel Holdings Bermuda Ltd. (d)	18,526
1,960	XO Communications, Inc. (d)	10,486
		29,012
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d)	0
	Wireless Telecommunications (0.4%)
51,458	Arch Wireless, Inc. (Class A) (d)	810,464
11,697	NII Holdings, Inc. (Class B)	901,722
43,277	Vast Solutions, Inc. (Class B1) (d)	0
43,277	Vast Solutions, Inc. (Class B2) (d)	0
43,277	Vast Solutions, Inc. (Class B3) (d)	0
		1,712,186
	Total Common Stocks (Cost $69,133,103)	3,826,506
	Convertible Preferred Stocks (0.1%)
	Cellular Telephone (0.1%)
1,175	Dobson Communications Corp. $0.06	247,044
	Oil & Gas Production (0.0%)
989	XCL Ltd – 144* (e)	0
5,000	XCL Ltd. (Units)‡ – 144A* (e)	0
		0
	Specialty Telecommunications (0.0%)
7,216	McLeodUSA, Inc. (Series A) $0.44	43,584
	Total Convertible Preferred Stocks (Cost $1,250,809)	290,628
	Non-Convertible Preferred Stocks (0.7%)
	Broadcasting (0.2%)
101	Paxson Communications Corp.	953,630

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

NUMBER OF SHARES		VALUE
	Cable/Satellite TV (0.0%)
37,767	Knology Holdings, Inc. – 144A* (d) (e)	$378
	Cellular Telephone (0.2%)
790	Dobson Communications Corp.	845,300
	Electric Utilities (0.3%)
1,030	TNP Enterprises, Inc. (Series D)†	1,014,550
	Restaurants (0.0%)
163	Catalina Restaurant Group, Inc. (Units)‡	146,928
	Total Non-Convertible Preferred Stocks (Cost $2,839,940)	2,960,786

NUMBER OF RIGHTS		EXPIRATION DATE
	Rights (e) (0.0%)
	Specialty Telecommunications (0.0%)
22,076	XO Communications Inc. (Cost $0)	11/14/03	7,727

NUMBER OF WARRANTS
	Warrants (e) (0.0%)
	Broadcasting (0.0%)
4,000	UIH Australia/Pacific Inc.	05/15/06	0
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprices, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Electric Utilities (0.0%)
965	TNP Enterprises, Inc. – 144A*	04/01/11	10
	Restaurants (0.0%)
3,186	American Restaurant Group Holdings, Inc. (d)	12/15/03	0
1,500	American Restaurant Group Holdings, Inc. – 144A*	08/15/08	0
40,750	Catalina Restaurant Group, Inc. (d)	07/10/12	0
			0
	Specialty Telecommunications (0.0%)
15,989	McLeodUSA, Inc.	04/16/07	6,555
37,332	Versatel Telecom International NV (Netherlands)	10/08/04	8,207
3,920	XO Communications Inc. (Class A)	01/16/10	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
2,940	XO Communications Inc. (Class B)	01/16/10	$0
2,940	XO Communications Inc. (Class C)	01/16/10	0
			14,762
	Telecommunications (0.0%)
1,200	Startec Global Communications Corp. – 144A*	05/15/08	0
	Total Warrants (Cost $61,672)		14,772

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (9.4%)
	U.S. Government Obligations (f) (0.2%)
$150	U.S. Treasury Bill (b)	1.002%	01/15/04	149,695
900	U.S. Treasury Bill (b)	1.00	03/25/04	896,425
	Total U.S. Government Obligations (Cost $1,046,062)			1,046,120
	Repurchase Agreement (9.2%)
38,311	Joint repurchase agreement account (dated 10/31/03; proceeds $38,314,400) (g) (Cost $38,311,000)	1.065	11/03/03	38,311,000
	Total Short-Term Investments (Cost $39,357,062)			39,357,120
	Total Investments (Cost $604,220,113) (h)(i)		122.7%	513,724,470
	Liabilities in Excess of Other Assets		(22.7)	(95,130,854)
	Net Assets		100.0%	$418,593,616

*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
***	Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	All of these securities have been physically segregated in connection with open futures contracts.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in an amount equal to $200,616,888 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(i)	The aggregate cost for federal income tax purposes is $608,377,949. The aggregate gross unrealized appreciation is $3,618,646 and the aggregate gross unrealized depreciation is $98,272,125, resulting in net unrealized depreciation of $94,653,479.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2003 continued

Futures Contracts Open at October 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
35	Long	US Treasury Note 5 Year, 12/03	$3,913,438	$40,154
13	Long	US Treasury Note 2 Year, 12/03	2,788,094	23,449
36	Long	US Treasury Note 10 Year, 12/03	4,042,688	(11,610)
15	Long	US Treasury Bond 30 Year, 12/03	1,630,781	47,734
432	Short	US Treasury Note 5 Year, 12/03	(48,303,000)	(489,379)
149	Short	US Treasury Note 10 Year, 12/03	(16,732,235)	(246,662)
45	Short	US Treasury Bond 30 Year, 12/03	(4,892,344)	(101,109)
7	Short	Euro Bond 12/03	(913,241)	6,866
	Net unrealized depreciation			$(730,557)

Forward Foreign Currency Contracts Open at October 31, 2003:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD1,720,000	$1,223,363	11/21/03	$(78,356)
CHF 2,410,000	$1,816,127	01/22/04	16,961
DKK 7,800,000	$1,176,932	12/18/03	(35,223)
EUR 2,572,505	$3,027,065	01/26/04	57,880
GBP 415,000	$690,602	01/22/04	(7,567)
JPY 55,000,000	$472,509	11/10/03	(27,598)
SEK 7,000,000	$898,726	12/19/03	9,445
Net unrealized depreciation			$(64,458)

Currency Abbreviations:
AUD Australian Dollar.
GBP British Pound.
CAD Canadian Dollar.
DKK Danish Krone.
EUR Euro.
JPY Japanese Yen.
SEK Swedish Krona.
CHF Swiss Franc.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Investments in securities, at value (cost $604,220,113)	$513,724,470
Cash (including $250,000 segregated in connection with open futures contracts)	29,763,591
Receivable for:
Interest	7,605,114
Investments sold	5,527,620
Shares of beneficial interest sold	325,401
Prepaid expenses and other assets	76,627
Total Assets	557,022,823
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	64,458
Payable for:
Investments purchased	137,179,425
Shares of beneficial interest redeemed	373,252
Distribution fee	271,492
Investment management fee	142,692
Variation margin	129,940
Accrued expenses and other payables	267,949
Total Liabilities	138,429,208
Net Assets	$418,593,615
Composition of Net Assets:
Paid-in-capital	$740,275,310
Net unrealized depreciation	(91,278,132)
Accumulated undistributed net investment income	10,243,778
Accumulated net realized loss	(240,647,341)
Net Assets	$418,593,615
Class A Shares:
Net Assets	$32,165,563
Shares Outstanding (unlimited authorized, $.01 par value)	5,041,034
Net Asset Value Per Share	$6.38
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.66
Class B Shares:
Net Assets	$349,391,537
Shares Outstanding (unlimited authorized, $.01 par value)	54,695,974
Net Asset Value Per Share	$6.39
Class C Shares:
Net Assets	$16,293,141
Shares Outstanding (unlimited authorized, $.01 par value)	2,554,118
Net Asset Value Per Share	$6.38
Class D Shares:
Net Assets	$20,743,374
Shares Outstanding (unlimited authorized, $.01 par value)	3,240,826
Net Asset Value Per Share	$6.40

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2003

Net Investment Income:
Income
Interest	$18,312,780
Dividends	932,038
Total Income	19,244,818
Expenses
Distribution fee (Class A shares)	64,911
Distribution fee (Class B shares)	3,014,170
Distribution fee (Class C shares)	125,291
Investment management fee	1,687,779
Transfer agent fees and expenses	566,876
Custodian fees	113,958
Professional fees	112,386
Shareholder reports and notices	105,138
Registration fees	65,808
Trustees' fees and expenses	22,900
Other	49,595
Total Expenses	5,928,812
Net Investment Income	13,316,006
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(88,020,702)
Futures contracts	1,796,039
Foreign exchange transactions	12,239,843
Net Realized Loss	(73,984,820)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	113,419,534
Futures contracts	(1,299,074)
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	(118,951)
Net Appreciation	112,001,509
Net Gain	38,016,689
Net Increase	$51,332,695

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,316,006	$29,191,935
Net realized loss	(73,984,820)	(59,549,052)
Net change in unrealized depreciation	112,001,509	44,543,212
Net Increase	51,332,695	14,186,095
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,893,625)	(1,855,292)
Class B shares	(18,244,273)	(23,343,929)
Class C shares	(774,230)	(717,790)
Class D shares	(1,171,244)	(508,260)
Paid-in-capital
Class A shares	—	(48,923)
Class B shares	—	(615,563)
Class C shares	—	(18,928)
Class D shares	—	(13,402)
Total Dividends and Distributions	(22,083,372)	(27,122,087)
Net decrease from transactions in shares of beneficial interest	(23,683,924)	(78,490,827)
Net Increase (Decrease)	5,565,399	(91,426,819)
Net Assets:
Beginning of period	413,028,216	504,455,035
End of Period (Including accumulated undistributed net investment income of $10,243,778 and dividends in excess of net investment income of $443,190, respectively)	$418,593,615	$413,028,216

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003

1.    Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund"), formerly Morgan Stanley Diversified Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the last reported bid price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61  st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,849,617 at October 31, 2003.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $47,012, $697,530 and $6,257, respectively and received $96,180 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $1,352,218,614 and $1,285,813,375, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,048,278,823 and $923,155,876, respectively. Included in the aforementioned are purchases of $6,219,298 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $29,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $11,941. At October 31, 2003, the Fund had an accrued pension liability of $93,680 which is included in accrued expenses in the Statement of Assets and Liabilities.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
Ordinary income	$22,083,372	$26,296,887
Long-term capital gains	—	—
Paid-in capital	—	825,200
Total distributions	$22,083,372	$27,122,087

As of October 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$13,100,245
Undistributed long-term gains	—
Net accumulated earnings	13,100,245
Capital loss carryforward*	(239,667,979)
Temporary differences	(437,786)
Net unrealized depreciation	(94,676,175)
Total accumulated losses	$(321,681,695)

* As of October 31, 2003, the Fund had a net capital loss carryforward of $239,667,979 of which $2,953,217 will expire on October 31, 2004, $7,130,711 will expire on October 31, 2005, $7,532,322 will expire on October 31, 2006, $10,929,321 will expire on October 31, 2007, $18,698,270 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010 and $94,732,848 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund, foreign currency gains and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,022,430, accumulated net realized loss was charged $15,431,904 and accumulated undistributed net investment income was credited $19,454,334.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2003		FOR THE YEAR ENDED OCTOBER 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	11,763,766	$73,458,374	6,743,411	$39,924,775
Reinvestment of dividends and distributions	122,145	758,699	135,295	793,669
Redeemed	(11,837,121)	(74,077,578)	(6,769,778)	(40,024,679)
Net increase – Class A	48,790	139,495	108,928	693,765
CLASS B SHARES
Sold	11,288,953	70,368,240	7,904,269	47,035,881
Reinvestment of dividends and distributions	1,239,387	7,701,707	1,649,222	9,685,697
Redeemed	(17,491,492)	(108,722,767)	(24,449,603)	(144,513,621)
Net decrease – Class B	(4,963,152)	(30,652,820)	(14,896,112)	(87,792,043)
CLASS C SHARES
Sold	1,816,091	11,349,040	2,398,597	14,226,173
Reinvestment of dividends and distributions	69,313	431,075	66,934	392,893
Redeemed	(1,436,591)	(8,965,206)	(2,452,842)	(14,520,213)
Net increase – Class C	448,813	2,814,909	12,689	98,853
CLASS D SHARES
Sold	2,740,065	16,917,655	3,031,912	18,040,251
Reinvestment of dividends and distributions	130,603	814,806	55,298	325,744
Redeemed	(2,223,257)	(13,717,969)	(1,647,051)	(9,857,397)
Net increase – Class D	647,411	4,014,492	1,440,159	8,508,598
Net decrease in Fund	(3,818,138)	$(23,683,924)	(13,334,336)	$(78,490,827)

7.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2003 continued

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2003, there were outstanding forward and futures contracts.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2003	2002	2001		2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.95	$6.10	$6.97		$8.16	$9.01
Income (loss) from investment operations:
Net investment income‡	0.23	0.42	0.56		0.72	0.74
Net realized and unrealized gain (loss)	0.56	(0.18)	(0.88)		(1.23)	(0.87)
Total income (loss) from investment operations	0.79	0.24	(0.32)		(0.51)	(0.13)
Less dividends and distributions from:
Net investment income	(0.36)	(0.38)	(0.32)		(0.62)	(0.63)
Paid-in-capital	0.00	(0.01)	(0.23)		(0.06)	(0.09)
Total dividends and distributions	(0.36)	(0.39)	(0.55)		(0.68)	(0.72)
Net asset value, end of period	$6.38	$5.95	$6.10		$6.97	$8.16
Total Return†	13.65%	4.25%	(4.62)%		(6.66)%	(1.61)%
Ratios to Average Net Assets(1):
Expenses	0.84%	0.81%	0.76	%(2)	0.73%	0.72%
Net investment income	3.71%	7.13%	8.78	%(2)	9.28%	8.56%
Supplemental Data:
Net assets, end of period, in thousands	$32,166	$29,701	$29,769		$13,318	$21,828
Portfolio turnover rate	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2003	2002	2001		2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.96	$6.10	$6.98		$8.16	$9.01
Income (loss) from investment operations:
Net investment income‡	0.19	0.38	0.53		0.67	0.68
Net realized and unrealized gain (loss)	0.56	(0.17)	(0.90)		(1.22)	(0.87)
Total income (loss) from investment operations	0.75	0.21	(0.37)		(0.55)	(0.19)
Less dividends and distributions from:
Net investment income	(0.32)	(0.34)	(0.30)		(0.58)	(0.58)
Paid-in-capital	0.00	(0.01)	(0.21)		(0.05)	(0.08)
Total dividends and distributions	(0.32)	(0.35)	(0.51)		(0.63)	(0.66)
Net asset value, end of period	$6.39	$5.96	$6.10		$6.98	$8.16
Total Return†	12.89%	3.73%	(5.37)%		(7.24)%	(2.14)%
Ratios to Average Net Assets(1) :
Expenses	1.50%	1.47%	1.41	%(2)	1.38%	1.38%
Net investment income	3.06%	6.47%	8.13	%(2)	8.63%	7.90%
Supplemental Data:
Net assets, end of period, in thousands	$349,392	$355,329	$454,883		$565,493	$859,553
Portfolio turnover rate	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2003	2002	2001		2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.95	$6.09	$6.97		$8.15	$9.00
Income (loss) from investment operations:
Net investment income‡	0.19	0.38	0.53		0.67	0.68
Net realized and unrealized gain (loss)	0.56	(0.17)	(0.90)		(1.22)	(0.87)
Total income (loss) from investment operations	0.75	0.21	(0.37)		(0.55)	(0.19)
Less dividends and distributions from:
Net investment income	(0.32)	(0.34)	(0.30)		(0.58)	(0.58)
Paid-in-capital	0.00	(0.01)	(0.21)		(0.05)	(0.08)
Total dividends and distributions	(0.32)	(0.35)	(0.51)		(0.63)	(0.66)
Net asset value, end of period	$6.38	$5.95	$6.09		$6.97	$8.15
Total Return†	12.92%	3.74%	(5.38)%		(7.12)%	(2.25)%
Ratios to Average Net Assets(1):
Expenses	1.50%	1.47%	1.35	%(2)	1.38%	1.38%
Net investment income	3.06%	6.47%	8.19	%(2)	8.63%	7.90%
Supplemental Data:
Net assets, end of period, in thousands	$16,293	$12,524	$12,754		$14,313	$19,450
Portfolio turnover rate	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2003	2002	2001		2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.97	$6.11	$6.99		$8.15	$9.00
Income (loss) from investment operations:
Net investment income‡	0.24	0.41	0.56		0.72	0.76
Net realized and unrealized gain (loss)	0.56	(0.15)	(0.87)		(1.19)	(0.88)
Total income (loss) from investment operations	0.80	0.26	(0.31)		(0.47)	(0.12)
Less dividends and distributions from:
Net investment income	(0.37)	(0.39)	(0.33)		(0.63)	(0.64)
Paid-in-capital	0.00	(0.01)	(0.24)		(0.06)	(0.09)
Total dividends and distributions	(0.37)	(0.40)	(0.57)		(0.69)	(0.73)
Net asset value, end of period	$6.40	$5.97	$6.11		$6.99	$8.15
Total Return†	13.82%	4.61%	(4.56)%		(6.20)%	(1.42)%
Ratios to Average Net Assets(1):
Expenses	0.65%	0.62%	0.56	%(2)	0.53%	0.53%
Net investment income	3.91%	7.32%	8.98	%(2)	9.48%	8.75%
Supplemental Data:
Net assets, end of period, in thousands	$20,743	$15,474	$7,049		$1,493	$1,046
Portfolio turnover rate	309%	82%	110%		40%	71%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the "Fund"), formerly Morgan Stanley Diversified Income Trust, including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 19, 2003

2003 Federal Tax Notice (unaudited)

Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2003, 17.80% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	211	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	211	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	211	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	211	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	212	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	211	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	212	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	211	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	211	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	211	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37937RPT-00-13063L03-AP-12/03	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Annual Report October 31, 2003

Item 2. Code of Ethics.

(a)     The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.
                                   SIGNATURES

                                       2

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
      -----------------------------------------------------------
                                    OFFICERS
                                    --------
                              ADOPTED JULY 31, 2003
                              ---------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

              Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may

                                       4

not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       5

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       6

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

---------------------------
(1)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       8

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

---------------------------------

Date:
     ----------------------------

                                       9

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       10

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL

                                   Barry Fink

                                       11

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       12

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 18, 2003

                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       13

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       14

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 18, 2003

                                           /s/ Francis Smith
                                           Francis Smith
                                           Principal Financial Officer

                                       15

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 18, 2003                  /s/ Ronald E. Robison
                                         ---------------------------
                                         Ronald E. Robison
                                         Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 18, 2003                       /s/ Francis Smith
                                              ----------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       17